Share-based Compensation Expenses (Schedule of Assumptions Used to Estimate Fair Value of Option Grant on Date of Grant) (Details)	12 Months Ended
	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Fair value of the common share on the date of option grant | (per share)	¥ 8.54	¥ 9.05	¥ 18.6	$ 1.24	$ 1.39	$ 2.68
Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Fair value of the common share on the date of option grant | (per share)	¥ 9.31	¥ 18.98	¥ 20.60	$ 1.35	$ 2.92	$ 2.97
2008 Plan [Member] | Stock options [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	49.90%
Risk-free interest rate (per annum) (as a percent)	2.97%
Expected dividend yield	0.00%	0.00%	0.00%
Time to maturity (in years)	10 years	10 years	10 years
2008 Plan [Member] | Stock options [Member] | Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)		51.39%	55.86%
Risk-free interest rate (per annum) (as a percent)		2.21%	1.85%
Exercise multiple	2.2	2.2	2.2
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%	0.00%
2008 Plan [Member] | Stock options [Member] | Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)		52.40%	57.49%
Risk-free interest rate (per annum) (as a percent)		2.45%	2.40%
Exercise multiple	2.8	2.8	2.8
Expected forfeiture rate (post-vesting) (as a percent)	20.00%	20.00%	20.00%